Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Schedule of property, plant and equipment

	Furniture and
	office	Leasehold	Laboratory	Assets under
(in EUR 000)	equipment	improvements	equipment	construction	Total
Cost
Opening Gross value January 1, 2023	1,080	704	1,250	718	3,752
Additions	127	55	141	2,055	2,378
Transfers	—	578	140	(718)	—
Other	—	—	(7)	—	(7)
Exchange differences	(25)	(23)	(23)	—	(71)
Cost at December 31, 2023	1,182	1,314	1,501	2,055	6,052
Additions	142	11	314	692	1,159
Disposals	—	—	(28)	—	(28)
Transfers	—	488	—	(488)	—
Other	—	—	93	—	93
Exchange differences	32	23	22	—	77
Cost at December 31, 2024	1,356	1,836	1,902	2,259	7,353
Depreciation
Opening accumulated depreciation January 1, 2023	(677)	(302)	(313)	—	(1,292)
Depreciation charge	(160)	(145)	(297)	—	(602)
Exchange differences	17	8	5	—	30
Depreciation at December 31, 2023	(820)	(439)	(605)	—	(1,864)
Depreciation charge	(164)	(219)	(327)	—	(710)
Disposals	—	—	21	—	21
Exchange differences	(23)	(13)	(11)	—	(47)
Depreciation at December 31, 2024	(1,007)	(671)	(922)	—	(2,600)
Net book value at December 31, 2023	362	875	896	2,055	4,188
Net book value at December 31, 2024	349	1,165	980	2,259	4,753